Property, Plant and Equipment (“PP&E”) - Schedule of Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		$ 941,374
Ending balance		960,059	$ 941,374
Developed and Producing [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		927,603
Ending balance		950,890	927,603
Right-of-use [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		13,515
Ending balance		8,993	13,515
Corporate Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		256
Ending balance		176	256
Gross carrying amount [member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		1,105,131	1,058,914
Expenditures on PP&E		87,404	33,428
Acquisitions		16,873
Right-of-use asset additions		907	12,789
Transfers of right-of-use assets
Change in decommissioning liabilities		(5,774)
Ending balance		1,204,541	1,105,131
Gross carrying amount [member] | Developed and Producing [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		1,090,755	1,057,316
Expenditures on PP&E		87,404	33,439
Acquisitions		16,873
Right-of-use asset additions
Transfers of right-of-use assets		5,126
Change in decommissioning liabilities		(5,774)
Ending balance		1,194,384	1,090,755
Gross carrying amount [member] | Right-of-use [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		13,758	969
Expenditures on PP&E
Acquisitions
Right-of-use asset additions		907	12,789
Transfers of right-of-use assets		(5,126)
Change in decommissioning liabilities
Ending balance		9,539	13,758
Gross carrying amount [member] | Corporate Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		618	629
Expenditures on PP&E			(11)
Acquisitions
Right-of-use asset additions
Transfers of right-of-use assets
Change in decommissioning liabilities
Ending balance		618	618
Accumulated depreciation, amortisation and impairment [member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, Beginning balance		163,757	95,864
Depletion and depreciation	[1]	80,725	67,893
Accumulated DD&A, ending balance		244,482	163,757
Accumulated depreciation, amortisation and impairment [member] | Developed and Producing [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, Beginning balance		163,152	95,572
Depletion and depreciation	[1]	80,342	67,580
Accumulated DD&A, ending balance		243,494	163,152
Accumulated depreciation, amortisation and impairment [member] | Right-of-use [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, Beginning balance		243	60
Depletion and depreciation	[1]	303	183
Accumulated DD&A, ending balance		546	243
Accumulated depreciation, amortisation and impairment [member] | Corporate Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, Beginning balance		362	232
Depletion and depreciation	[1]	80	130
Accumulated DD&A, ending balance		$ 442	$ 362

[1]	As at December 31, 2024 $0.3 million of DD&A was capitalized to inventory (December 31, 2023- $0.2 million).